Fair value of financial instruments	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Fair value of financial instruments

The Company’s financial instruments consist of cash and cash equivalents, grants receivable, prepaid expenses and other current assets and accounts payable, the carrying amount of which are generally considered to be representative of their respective fair values because of the short-term nature of those instruments.